Other intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

8.    Other intangible assets

Changes in the carrying amount of other intangible assets during the years ended December 31 are as follows:

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 26.3)	(Note 26.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2021	54,874	37,836	17,049	5,249	18,872	(93,042)	(20,082)	20,756
Additions	1,040	—	10	—	139,180	(7,241)	(1,153)	131,836
Disposals	—	—	(3,558)	(72)	(51,796)	563	3,072	(51,791)
Exchange differences	(4,216)	—	(132)	(87)	(540)	3,580	1,236	(159)
Business disposal	—	—	—	—	—	—	—	—
Balance at December 31, 2021	51,698	37,836	13,369	5,090	105,716	(96,140)	(16,927)	100,642
Additions	910	—	23	522	113,159	(725)	—	113,889
Disposals	—	—	—	(20)	(96,869)	20	—	(96,869)
Exchange differences	(2,914)	—	(153)	(62)	(6,102)	2,536	830	(5,865)
Business disposal	—	—	—	—	—	—	—	—
Balance at December 31, 2022	49,694	37,836	13,239	5,530	115,904	(94,309)	(16,097)	111,797

Additions and disposals in other intangible assets in 2022 and 2021 primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain Spanish, French, Norwegian and Canadian subsidiaries (see Note 4.21).

During 2021 the Company recognized an impairment of $1,153 thousand in relation to our quartz mine located in Mauritania.

During 2022 and 2021 the company has purchased rights to emit greenhouse gasses amounting $25,035 thousand and $44,138 thousand respectively.

As a result of the Business Combination, the Company acquired a power supply agreement which provides favorable below-market power rates to the Alloy, West Virginia facility, which terminates in December 2025.

At December 31, 2022 and 2021, the Company has certain intangible assets related to rights held to emit greenhouse gasses pledged as collateral for debt instruments in Canada (see Note 18).